Trade and other payables: amounts falling due after more than one year	6 Months Ended
Jun. 30, 2021
More than one year
Statement [Line Items]
Trade and other payables: amounts falling due after more than one year
16.	Trade and other payables: amounts falling due after more than one year

	30 June 2021	31 December 2020
	£m	£m
Payments due to vendors (earnout agreements)	69.5	56.5
Liabilities in respect of put option agreements with vendors	245.9	101.4
Fair value of derivatives	38.2	11.2
Other creditors and accruals	78.3	144.4
	431.9	313.5
The Group considers that the carrying amount of trade and other payables approximates their fair value.
The following table sets out payments due to vendors, comprising contingent consideration and the Directors’ best estimates of future earnout-related obligations:

	30 June 2021	31 December 2020
	£m	£m
Within one year	83.7	57.8
Between 1 and 2 years	20.5	17.2
Between 2 and 3 years	18.4	6.0
Between 3 and 4 years	19.4	30.5
Between 4 and 5 years	11.2	2.8
	153.2	114.3
The Group’s approach to payments due to vendors is outlined in note 19.
The Group does not consider there to be any material contingent liabilities at 30 June 2021.